Note 16 - Income Tax - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Combined statutory rate	26.50%	26.50%	26.50%
Nondeductible expenses	2.40%	5.80%	6.40%
Tax effect of flow-through entities	(1.10%)	(2.50%)	(2.90%)
Impact of changes in foreign exchange rates		(2.10%)	(0.80%)
Adjustments to tax liabilities for prior periods	(0.40%)	(1.40%)	(2.50%)
Effects of changes in enacted tax rates		(0.50%)	0.10%
Changes in liability for unrecognized tax benefits	(0.60%)	(0.60%)	(1.90%)
Stock-based compensation	0.50%	13.90%	4.10%
Foreign, state, and provincial tax rate differential	4.40%	1.10%	(6.20%)
Other taxes	1.40%	2.40%	2.40%
Change in valuation allowance	0.30%	0.60%	(1.70%)
Outside basis difference in investments	0.50%	1.40%	1.40%
Other	0.40%	0.30%	0.30%
Effective income tax rate	34.30%	44.90%	25.20%